Goodwill and Other Intangible Assets (Estimated Amortization Expense) (Details) $ in Millions	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 699
2027	711
2028	631
2029	616
2030	$ 597